UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:  811-08591

Exact name of registrant as specified
in charter:                                 Pax World High Yield Fund, Inc.

Address of principal executive offices:     222 State Street
                                            Portsmouth, NH 03801-3853

Name and address of agent for service:      Pax World Management Corp.
                                            222 State Street
                                            Portsmouth, NH 03801-3853
                                            Attention:  Laurence A. Shadek
                                                        Thomas W. Grant

Registrant's telephone number, including area code: 800-767-1729

Date of fiscal year end:     December 31

Date of reporting period:   June 30, 2004

Item 1 - Proxy Voting Record

         The Fund did not vote any securities during the period covered by this report. Accordingly, no information is disclosed.

         Pursuant to the requirements of the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dated:   August 20, 2004

                                              PAX WORLD HIGH YIELD FUND, INC.

                                              By: /s/ Janet L. Spates
                                                  ---------------------------
                                                  Janet L. Spates
                                                  Treasurer